Earning Per Share - Summary of Earnings per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Issued ordinary shares at January 1	12,267	10,088	9,818
Weighted average number of ordinary shares at December 31	12,267	10,719	9,924
A Shares (par value RMB1.00 per share) [member]
Earnings per share [line items]
Effect of issuance of shares	0	450	0
H Shares (par value RMB1.00 per share) [member]
Earnings per share [line items]
Effect of issuance of shares	0	181	106